Intangible Assets, Net	6 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 8 — Intangible assets, net

Intangible assets consisted of the following:

	June 30, 2024	December 31, 2024
	HKD	HKD	US$
Software	-	2,340,000	301,247
Less: accumulated amortization	-	(117,000)	(15,062)
Total	$-	$2,223,000	$286,185

Amortization expense for the six months ended December 31, 2024 and 2023 amounted to HKD 117,000 (US$15,062) and HKD Nil, respectively.